Federal funds purchased and repurchase Agreements (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets Sold under Agreements to Repurchase [Line Items]
AssetsSoldUnderAgreementsToRepurchaseRepurchaseLiability	$ 1,146,453	$ 1,436,388
AssetsSoldUnderAgreementsToRepurchaseCarryingAmounts	1,309,469	1,632,255
AssetsSoldUnderAgreementsToRepurchaseMarketValue	1,309,469	1,632,255
AssetsSoldUnderAgreementsToRepurchaseInterestRate	2.76%	2.35%
Obligations of U.S. Government sponsored entities
Assets Sold under Agreements to Repurchase [Line Items]
AssetsSoldUnderAgreementsToRepurchaseRepurchaseLiability	220,201	286,720
AssetsSoldUnderAgreementsToRepurchaseCarryingAmounts	244,752	314,538
AssetsSoldUnderAgreementsToRepurchaseMarketValue	244,752	314,538
AssetsSoldUnderAgreementsToRepurchaseInterestRate	3.53%	2.27%
Obligations of U.S. Government sponsored entities | Maturity up to 30 days [Member]
Assets Sold under Agreements to Repurchase [Line Items]
AssetsSoldUnderAgreementsToRepurchaseRepurchaseLiability	64,109	160,288
AssetsSoldUnderAgreementsToRepurchaseCarryingAmounts	67,721	163,934
AssetsSoldUnderAgreementsToRepurchaseMarketValue	67,721	163,934
AssetsSoldUnderAgreementsToRepurchaseInterestRate	0.23%	0.40%
Obligations of U.S. Government sponsored entities | Maturity 30 to 90 Days [Member]
Assets Sold under Agreements to Repurchase [Line Items]
AssetsSoldUnderAgreementsToRepurchaseRepurchaseLiability	0	7,312
AssetsSoldUnderAgreementsToRepurchaseCarryingAmounts	0	7,102
AssetsSoldUnderAgreementsToRepurchaseMarketValue	0	7,102
AssetsSoldUnderAgreementsToRepurchaseInterestRate	0.00%	0.60%
Obligations of U.S. Government sponsored entities | Maturity over 90 days [Member]
Assets Sold under Agreements to Repurchase [Line Items]
AssetsSoldUnderAgreementsToRepurchaseRepurchaseLiability	156,092	119,120
AssetsSoldUnderAgreementsToRepurchaseCarryingAmounts	177,031	143,502
AssetsSoldUnderAgreementsToRepurchaseMarketValue	177,031	143,502
AssetsSoldUnderAgreementsToRepurchaseInterestRate	4.89%	4.88%
Mortgage Backed Securities Member
Assets Sold under Agreements to Repurchase [Line Items]
AssetsSoldUnderAgreementsToRepurchaseRepurchaseLiability	264,311	462,774
AssetsSoldUnderAgreementsToRepurchaseCarryingAmounts	312,757	534,110
AssetsSoldUnderAgreementsToRepurchaseMarketValue	312,757	534,110
AssetsSoldUnderAgreementsToRepurchaseInterestRate	3.32%	2.78%
Mortgage Backed Securities Member | Maturity up to 30 days [Member]
Assets Sold under Agreements to Repurchase [Line Items]
AssetsSoldUnderAgreementsToRepurchaseRepurchaseLiability	23,998	43,107
AssetsSoldUnderAgreementsToRepurchaseCarryingAmounts	26,591	47,307
AssetsSoldUnderAgreementsToRepurchaseMarketValue	26,591	47,307
AssetsSoldUnderAgreementsToRepurchaseInterestRate	0.46%	0.54%
Mortgage Backed Securities Member | Maturity 30 to 90 Days [Member]
Assets Sold under Agreements to Repurchase [Line Items]
AssetsSoldUnderAgreementsToRepurchaseRepurchaseLiability	0	98,887
AssetsSoldUnderAgreementsToRepurchaseCarryingAmounts	0	105,903
AssetsSoldUnderAgreementsToRepurchaseMarketValue	0	105,903
AssetsSoldUnderAgreementsToRepurchaseInterestRate	0.00%	0.60%
Mortgage Backed Securities Member | Maturity over 90 days [Member]
Assets Sold under Agreements to Repurchase [Line Items]
AssetsSoldUnderAgreementsToRepurchaseRepurchaseLiability	240,313	320,780
AssetsSoldUnderAgreementsToRepurchaseCarryingAmounts	286,166	380,900
AssetsSoldUnderAgreementsToRepurchaseMarketValue	286,166	380,900
AssetsSoldUnderAgreementsToRepurchaseInterestRate	3.61%	3.75%
Collateralized Mortgage Obligations Member
Assets Sold under Agreements to Repurchase [Line Items]
AssetsSoldUnderAgreementsToRepurchaseRepurchaseLiability	661,941	686,894
AssetsSoldUnderAgreementsToRepurchaseCarryingAmounts	751,960	783,607
AssetsSoldUnderAgreementsToRepurchaseMarketValue	751,960	783,607
AssetsSoldUnderAgreementsToRepurchaseInterestRate	2.28%	2.09%
Collateralized Mortgage Obligations Member | Maturity up to 30 days [Member]
Assets Sold under Agreements to Repurchase [Line Items]
AssetsSoldUnderAgreementsToRepurchaseRepurchaseLiability	235,306	330,000
AssetsSoldUnderAgreementsToRepurchaseCarryingAmounts	267,120	365,404
AssetsSoldUnderAgreementsToRepurchaseMarketValue	267,120	365,404
AssetsSoldUnderAgreementsToRepurchaseInterestRate	0.39%	0.53%
Collateralized Mortgage Obligations Member | Maturity 30 to 90 Days [Member]
Assets Sold under Agreements to Repurchase [Line Items]
AssetsSoldUnderAgreementsToRepurchaseRepurchaseLiability	103,754	69,856
AssetsSoldUnderAgreementsToRepurchaseCarryingAmounts	114,643	76,516
AssetsSoldUnderAgreementsToRepurchaseMarketValue	114,643	76,516
AssetsSoldUnderAgreementsToRepurchaseInterestRate	0.44%	0.60%
Collateralized Mortgage Obligations Member | Maturity over 90 days [Member]
Assets Sold under Agreements to Repurchase [Line Items]
AssetsSoldUnderAgreementsToRepurchaseRepurchaseLiability	322,881	287,038
AssetsSoldUnderAgreementsToRepurchaseCarryingAmounts	370,197	341,687
AssetsSoldUnderAgreementsToRepurchaseMarketValue	$ 370,197	$ 341,687
AssetsSoldUnderAgreementsToRepurchaseInterestRate	4.24%	4.24%